Summary of Significant Accounting Policies - Summary of Operating Revenue and Long-lived Assets by Geographic location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating revenues	¥ 1,582,240	$ 226,257	¥ 1,248,914	¥ 1,195,552
Long-live assets	122,603		134,514	246,741
PRC Mainland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating revenues	811,295		1,009,140	1,173,322
Long-live assets	105,812		122,087	235,900
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating revenues	755,200		235,191	20,587
Long-live assets	7,226		2,749	1,646
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating revenues	15,745		4,583	1,643
Long-live assets	¥ 9,565		¥ 9,678	¥ 9,195